PROPERTY (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Property, Plant and Equipment [Abstract]
Property consists of the following at January 31, 2021 and 2020:

The Company capitalizes all property purchases over $1,000 and depreciates the assets on a straight-line basis over their useful lives of 3 years for computers and 7 years for all other assets. Property consists of the following at October 31, 2021 and January 31, 2021:

	October 31, 2021	January 31, 2021
Office furniture, fixtures and equipment	$94,042	$85,413
Shop equipment	43,004	43,004
Vehicles	206,760	40,433
Sub-total	343,806	168,850
Less: Accumulated depreciation	(109,468)	(88,823)
Total Property	$234,338	$80,027

The Company capitalizes all property purchases over $1,000 and depreciates the assets on a straight-line basis over their useful lives of 3 years for computers and 7 years for all other assets. Property consists of the following at January 31, 2021 and 2020:

	2021	2020
Office furniture, fixtures and equipment	$85,413	$95,163
Shop equipment	43,004	43,004
Vehicles	40,433	40,433
Sub-total	168,850	178,600
Less: Accumulated depreciation	(88,823)	(64,091)
Total Property	$80,027	$114,509